November 3, 2003

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Lotsoff Capital Management Equity Trust File Nos. 333-108394 and 811-21422 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of Lotsoff Capital Management Equity Trust (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.     The form of Prospectus that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed by the Company on October 29, 2003, which became effective on October 31, 2003. This is the most recent amendment to such Registration Statement.

2.     The text of Pre-Effective Amendment No. 1 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 29, 2003.

Very truly yours LOTSOFF CAPITAL MANAGEMENT EQUITY TRUST
By: /s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer